Equity - Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Options
Beginning balance (in shares)		1,847,669
Granted (in shares)		2,002,141
Exercised (in shares)		(449,149)
Canceled (in shares)		(401,462)
Ending balance (in shares)		2,999,199	1,847,669
Vested, at end of period (in shares)		947,909
Vested and expected to vest, at end of period (in shares)	[1]	2,685,514
Weighted Average Exercise Price
Beginning balance (in USD per share)		$ 26.99
Granted (in USD per share)		32.48
Exercised (in USD per share)		16.03
Canceled (in USD per share)		33.20
Ending balance (in USD per share)		31.37	$ 26.99
Vested, at end of period (in USD per share)		$ 27.91
Aggregate Intrinsic Value
Exercised	[2]	$ 8,582	$ 20,400	$ 17,800
Ending balance		20,743
Vested, at end of period	[3]	9,613
Vested and expected to vest, at end of period	[3]	$ 18,899

[1]	Represents the number of vested options as of December 31, 2015, plus the number of unvested options expected to vest as of December 31, 2015, based on the unvested options outstanding at December 31, 2015, adjusted for the estimated forfeiture.
[2]	The aggregate intrinsic value was calculated based on the positive difference between the estimated fair value of the Company’s common stock as of the date of exercise and the exercise price of the underlying options.
[3]	The aggregate intrinsic value was calculated based on the positive difference between the estimated fair value of the Company’s common stock as of December 31, 2015, and the exercise price of the underlying options.